Schedule of Estimated Aggregate Expense (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Prepaid Expenses
2026	$ 975,397
2027	913,213
2028	771,398
2029	675,411
2030	521,151
Total	$ 3,856,570	$ 7,145